Stock Option Plans and Stock Based Compensation Level 4 (Details) - Restricted Unit Activity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Restricted Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 0 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3,770,036	4,230,380
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 1.94	$ 2.07
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	191,030
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(193,162)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(458,212)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 2.25
Restricted Stock Units (RSUs) [Member]
Schedule of Restricted Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years 11 months
Hexion LLC 2004 Deferred Compensation Plan [Member]
Schedule of Restricted Stock [Line Items]
Deferred common stock units granted	1,007,944
Undistributed Units	691,570